Statements of Changes in Securities Subject to Redemption and Stockholders' Deficit - USD ($)	Preferred Stock Subject to Redemption [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance beginning at Dec. 31, 2012	$ 11,093,677	$ 8,888	$ 451	$ 2,032,697	$ (12,189,678)	$ (10,147,642)
Balance beginning, shares at Dec. 31, 2012	9,885,423	8,887,500	451,398
Conversion of note payable into shares	$ 122,901			$ 12,253		$ 12,253
Conversion of note payable into shares, shares	103,234
Prepaid forward sale of Series B preferred stock		$ 150,000
Issuance of shares subject to redemption	$ 499,995
Issuance of shares subject to redemption, shares	419,995
Stock based compensation				$ 14,397		$ 14,397
Cumulative dividends on Series B preferred stock	$ 547,303				$ (547,303)	(547,303)
Net loss					(2,095,831)	(2,095,831)
Balance ending at Dec. 31, 2013	$ 12,413,876	$ 8,888	$ 451	$ 2,059,347	$ (14,832,812)	(12,764,126)
Balance ending, shares at Dec. 31, 2013	10,408,652	8,887,500	451,398
Stock based compensation				$ 707,390		707,390
Cumulative dividends on Series B preferred stock		$ 589,462			$ (589,462)	(589,462)
Net loss					$ (2,473,465)	(2,473,465)
Conversion of notes payable into preferred stock subject to redemption and warrants to purchase common stock	$ 660,635			$ 136,733		136,733
Conversion of notes payable into preferred stock subject to redemption and warrants to purchase common stock, shares	621,788
Issuance of preferred stock subject to redemption and warrants to purchase common stock, net of offering cost of $68,767	$ 2,531,059			482,068		482,068
Issuance of preferred stock subject to redemption and warrants to purchase common stock, net of offering cost of $68,767, shares	2,369,228
Exercise of options on common stock			$ 14	$ 14,386		14,400
Exercise of options on common stock, shares			13,986
Accretion of discount on Series C preferred stock		$ 8,580			$ (8,580)	(8,580)
Balance ending at Dec. 31, 2014	$ 16,203,612	$ 8,888	$ 465	$ 3,399,924	$ (17,904,319)	(14,495,042)
Balance ending, shares at Dec. 31, 2014	13,399,668	8,887,500	465,384
Net loss						(6,564,956)
Balance ending at Sep. 30, 2015						$ 15,444,626